Shareholders' Equity	12 Months Ended
Jun. 30, 2019
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 19 – SHAREHOLDERS' EQUITY

Common shares

CLPS was established under the laws of Cayman Islands on May 11, 2017. The original authorized number of common shares was 1 share with a par value of $1.

On December 7, 2017, in order to optimize the Company's share capital structure, the Board of Directors approved a stock split of the Company's issued and outstanding shares of common shares at a ratio of 1-10,000. After the stock split, the Company's issued and outstanding common shares became 10,000 shares with par value of $0.0001. The Board of Directors also approved to amend the articles of association (the "Amendment") to increase total authorized number of common shares from 10,000 shares to 100,000,000 shares with par value of $0.0001. In connection with the Amendment, the Board of Directors further approved to issue 11,280,000 common shares at par value (the "Nominal share issuance") to the existing shareholders of the Company. As a result, the existing shareholders of the Company have the same equity interests percentage in the Company as in CLPS shanghai prior to the reorganization. The Company believes it is appropriate to reflect the stock split, Amendment and the Nominal share issuance on a retroactive basis similar to share split, in accordance with SEC SAB Topic 4.

On May 24, 2018, CLPS consummated its IPO of 2,000,000 common shares with $0.0001 par value per share. The units were sold at an offering price of $5.25 per unit, generating total gross proceeds of $10.5 million. Net proceeds from the IPO were $9.5 million. The Company's shares trade on the Nasdaq Capital Market under the trading symbol "CLPS".

On June 8, 2018, CLPS Incorporation (the "Company") closed on the exercise in full of the over-allotment option to purchase an additional 300,000 common shares of the Company by The Benchmark Company, LLC, the representative of the underwriters in connection with and the book running manager of the Company's U.S. firm commitment underwritten initial public offering ("IPO") ("Benchmark"), at the IPO price of $5.25 per share. As a result, the Company raised gross proceeds of approximately $1.58 million. Net proceeds from the over-allotment of approximately $1.47 million were received on July 4, 2018.

Additional paid-in capital

Prior to June 2018, the Company held a 70% equity interest of CLPS Beijing which primarily engages in software development. On June 27, 2018, Qiner purchased the remaining 30% equity interest of CLPS Beijing at a cash consideration of $0.6 million from the non-controlling shareholders and became the sole shareholder of CLPS Beijing. The carrying amount of the non-controlling interests was $91,533. The transaction was accounted for as an equity transaction and the difference of $0.5 million between the purchase consideration and the carrying value of the non-controlling interest of CLPS Beijing was recorded in the additional paid-in capital on the consolidated balance sheets.

During the fiscal 2017, CLPS Shanghai declared dividends of $1.3 million to its existing shareholders. $0.7 million was paid in fiscal 2017 and $0.6 million was paid in fiscal 2018. No dividend was declared during the years ended June 30, 2019 and 2018.

Statutory reserve and restricted net assets

The Company's subsidiaries located in mainland China are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC ("PRC GAAP"). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity's registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The Company allocated $715,335, $437,796 and $261,949 to statutory reserves during the years ended June 30, 2019, 2018 and 2017, respectively in accordance with PRC GAAP.

PRC laws and regulations permit payments of dividends by the Company's subsidiaries incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company's subsidiaries incorporated in the PRC are required to annually appropriate 10% of their net income to the statutory reserve prior to payment of any dividends, unless the reserve has reached 50% of their respective registered capital. Furthermore, registered share capital and capital reserve accounts are also restricted from distribution. As a result of the restrictions described above and elsewhere under PRC laws and regulations, the Company's subsidiaries incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company in the form of dividends payments, loans or advances. Amounts of net assets restricted amounted to $8.7 million and $8.2 million as of June 30, 2019 and 2018, respectively. Except for the above or disclosed elsewhere, there is no other restriction on the use of proceeds generated by the Company's subsidiaries to satisfy any obligations of the Company.